Stock-Based Compensation (Summary of Stock Option Activity) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares, Balance at December 31, 2018	136,463
Shares, Granted	1,179,825
Shares, Forfeited	(57,394)
Shares, Balance at September 30, 2019	1,311,496	136,463
Shares, Vested or expected to vest at December 31, 2018	1,311,496
Shares, Exercisable at December 31, 2018	156,858
Weighted Average Exercise Price, Outstanding at December 31, 2018	$ 36.31
Weighted Average Exercise Price, Granted	3.17
Weighted Average Exercise Price, Forfeited	13.16
Weighted Average Exercise Price, Outstanding at September 30, 2019	8.32	$ 36.31
Weighted Average Exercise Price, Vested or expected to vest at December 31, 2018	8.32
Weighted Average Exercise Price, Exercisable at December 31, 2018	$ 44.52
Average Remaining Contractual Term (Years), Outstanding	9 years 15 days	5 years 7 days
Average Remaining Contractual Term (Years), Vested or expected to vest at December 31, 2018	9 years 15 days
Average Remaining Contractual Term (Years), Exercisable at December 31, 2017	4 years 7 months 28 days
AmpliPhi Biosciences Corporation [Member]
Shares, Balance at December 31, 2018	1,150,065	1,115,865	74,890
Shares, Granted		37,500	1,070,572
Shares, Forfeited		(3,300)	(29,597)
Shares, Balance at September 30, 2019		1,150,065	1,115,865	74,890
Shares, Vested or expected to vest at December 31, 2018		864,952
Shares, Exercisable at December 31, 2018		402,642
Weighted Average Exercise Price, Outstanding at December 31, 2018	$ 3.08	$ 3.17	$ 64.50
Weighted Average Exercise Price, Granted		1.18	1.22
Weighted Average Exercise Price, Forfeited		11.54	87.87
Weighted Average Exercise Price, Outstanding at September 30, 2019		3.08	$ 3.17	$ 64.50
Weighted Average Exercise Price, Vested or expected to vest at December 31, 2018		3.79
Weighted Average Exercise Price, Exercisable at December 31, 2018		$ 5.86
Average Remaining Contractual Term (Years), Outstanding		8 years 11 days	8 years 11 months 23 days	8 years 7 months 24 days
Average Remaining Contractual Term (Years), Vested or expected to vest at December 31, 2018		7 years 9 months 11 days
Average Remaining Contractual Term (Years), Exercisable at December 31, 2017		6 years 8 months 23 days
C3J Stock Plan 2016 [Member] | C3J [Member]
Shares, Balance at December 31, 2018	136,479	156,009	164,098
Shares, Granted			493
Shares, Forfeited		(19,530)	(8,582)
Shares, Balance at September 30, 2019		136,479	156,009	164,098
Shares, Vested or expected to vest at December 31, 2018		135,986
Shares, Exercisable at December 31, 2018		136,160
Weighted Average Exercise Price, Outstanding at December 31, 2018	$ 36.29	$ 36.08	$ 36.29
Weighted Average Exercise Price, Granted			38.11
Weighted Average Exercise Price, Forfeited		35.07	37.50
Weighted Average Exercise Price, Outstanding at September 30, 2019		36.29	$ 36.08	$ 36.29
Weighted Average Exercise Price, Vested or expected to vest at December 31, 2018		36.29
Weighted Average Exercise Price, Exercisable at December 31, 2018		$ 36.29